Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue and deferred platform commission fees
Balance at the beginning	$ 110,179	$ 35,080
Deferred during the year	343,114	130,830
Released to profit or loss	(159,597)	(55,731)
Balance at the end	293,696	110,179
Current portion	214,711	87,228
Non-current portion	$ 78,985	$ 22,951